Loans to Third Pairties, Net (Details)		12 Months Ended
	Dec. 25, 2017 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Feb. 13, 2023 CNY (¥)	Sep. 27, 2018 CNY (¥)	Sep. 05, 2017 CNY (¥)
Loans to Third Pairties, Net [Line Items]
Interest rate	6.00%
Repaid amount	¥ 218,937	$ 30,170
Balance amount	381,063	52,512
Loans payable, noncurrent		82,682
Interest rate					6.00%	6.00%
Beijing Chuangyouyi Education Technology Co.,Ltd [Member]
Loans to Third Pairties, Net [Line Items]
Loans payable, current	¥ 600,000	82,682
Beijing Dejinbao Mining Engineering Co., Ltd [Member]
Loans to Third Pairties, Net [Line Items]
Loans payable, noncurrent		$ 413,411			¥ 600,000	¥ 3,000,000
Distance Learning Loaned [Member]
Loans to Third Pairties, Net [Line Items]
Loans payable, current			$ 27,561	¥ 200,000